Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal						$ 10,185
Current: Foreign					3,166	292,491
Current: State and local					(22,372)	35,107
Total current					(19,206)	337,783
Deferred: Federal					(896,468)	(722,975)
Deferred: Foreign					(341)	(2,316)
Deferred: State and local					(333,141)	(10,102)
Less: valuation allowance					1,229,609	701,525
Total deferred					(341)	(33,868)
Income tax provision (benefit)				$ 74,200	$ (19,547)	$ 303,915